Borrowed Funds (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	$ 8,967,397	$ 17,183,216	$ 16,912,173
Total fair value of collateral	9,247,882	17,600,905	17,479,292
United States government-sponsored enterprise securities [Member]
Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	500,000	2,529,995	2,429,640
Total fair value of collateral	500,464	2,475,720	2,363,328
Mortgage-backed securities [Member]
Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	8,467,397	14,653,221	14,482,533
Total fair value of collateral	$ 8,747,418	$ 15,125,185	$ 15,115,964